PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, gross	$ 2,563,496	$ 2,353,096
Less: accumulated depreciation	1,704,715	1,516,813
Property and equipment, net	858,781	836,283
Land [Member]
Property and equipment, gross	54,030	54,030
Building [Member]
Property and equipment, gross	$ 171,094	171,094
Useful life	20 years
Furniture, Office Equipment, and Leasehold Improvements [Member]
Property and equipment, gross	$ 1,058,507	1,052,501
Furniture, Office Equipment, and Leasehold Improvements [Member] | Minimum [Member]
Useful life	3 years
Furniture, Office Equipment, and Leasehold Improvements [Member] | Maximum [Member]
Useful life	10 years
Manufacturing Equipment and Tooling [Member]
Property and equipment, gross	$ 1,279,865	$ 1,075,471
Manufacturing Equipment and Tooling [Member] | Minimum [Member]
Useful life	3 years
Manufacturing Equipment and Tooling [Member] | Maximum [Member]
Useful life	12 years